FEDERATED WORLD INVESTMENT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  Federated World Investment Series (the “Fund”)

      Federated Emerging Market Debt Fund

      Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Federated International Leaders Fund

      Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated International Small-Mid Company Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2017, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No.66 on January 27, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary